NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Developing Markets Fund

Supplement dated December 10, 2015
to the Prospectus dated April 30, 2015

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1.  On December 9, 2015, the Board of Trustees of Nationwide Variable Insurance Trust (the “Trust”) approved the termination of The Boston Company Asset Management, LLC (“The Boston Company”) as subadviser to the NVIT Developing Markets Fund (the “Fund”) and approved the appointment of Lazard Asset Management LLC (“Lazard”) and Standard Life Investments (Corporate Funds) Limited (“Standard Life”) to subadvise the Fund.  This change is anticipated to take effect on or about February 1, 2016 (the “Effective Date”).

2.  As of the Effective Date, the Prospectus is amended as follows:

a.	The information under the heading “Principal Investment Strategies” on page 3 of the Prospectus is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities issued by companies that are tied economically to emerging market countries.  The Fund considers a company to be tied economically to emerging market countries if it is headquartered, trades on an exchange or maintains at least 50% of its assets in, or derives at least 50% of its revenues from, emerging market countries.  Emerging market countries are developing and low- or middle-income countries, and may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.  The Fund typically maintains investments in at least six countries at all times.  The Fund may invest in companies of any size, including smaller companies.

The Fund consists of two portions managed by different subadvisers.  Nationwide Fund Advisors (“NFA”) is the Fund’s investment adviser and, subject to the approval of the Board of Trustees of Nationwide Variable Insurance Trust (the “Trust”), selects the Fund’s subadvisers and monitors their performance on an ongoing basis.  NFA has selected Lazard Asset Management LLC (“Lazard”) and Standard Life Investments (Corporate Funds) Limited (“Standard Life”) to subadvise different portions of the Fund because they approach investing in emerging market securities in a different manner from each other.

Lazard utilizes a flexible investment approach and engages in bottom-up, fundamental security analysis and selection.  Lazard may consider a security’s growth or value potential in managing its portion of the Fund.  Lazard may invest in securities of any market capitalization, although it typically invests in securities of companies with a market capitalization of $300 million or more.  The allocation of this portion’s assets among countries and regions may vary from time to time based on Lazard’s judgment and analysis of market conditions. Standard Life seeks to exploit market inefficiencies to identify companies that it believes to be undervalued.  Using a bottom-up approach to stock selection, Standard Life evaluates a company’s fundamentals relative to the overall market, and next seeks to exploit opportunities that may be generated when its assessment of a company’s fundamentals is inconsistent with the market’s expectations.  In allocating assets to the subadvisers, NFA seeks to increase diversification among securities and investment styles in order to potentially increase the possibility for investment return and reduce risk and volatility.

b.	The information under the heading “Principal Risks” on page 3 of the Prospectus is supplemented with the following:

Growth style risk – growth stocks are those issued by companies whose earnings the subadviser expects to grow consistently faster than those of other companies.  Growth investing involves buying stocks that have relatively high prices in relation to their earnings. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. During periods of growth stock underperformance, the Fund’s performance may suffer and underperform other equity funds that use different investing styles.

Multi-manager risk – while NFA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadviser.  It is possible that the security selection process of one subadviser will not complement that of the other subadviser.  As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Value style risk – value stocks are those that the subadviser believes to be trading at prices that do not reflect the issuing company’s intrinsic value.  Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.  In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks.

c.	The information under the heading “Subadviser” on page 4 of the Prospectus is deleted in its entirety and replaced with the following:

Subadvisers

Lazard Asset Management LLC (“Lazard”)
Standard Life Investments (Corporate Funds) Limited (“Standard Life”)

d.	The information under the heading “Portfolio Managers” on page 4 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund
Lazard
Stephen Russell, CFA	Director, Portfolio Manager/Analyst	Since 2016
Thomas Boyle	Director, Portfolio Manager/Analyst	Since 2016
Paul Rogers, CFA	Director, Portfolio Manager/Analyst	Since 2016
Standard Life
Alistair Way	Head of Asian and Global Emerging Markets (GEM) Equities	Since 2016

e.	The information under the heading “Principal Investment Strategies” on page 5 of the Prospectus is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by companies that are tied economically to emerging market countries.  The Fund considers a company to be tied economically to emerging market countries if it is headquartered, trades on an exchange or maintains at least 50% of its assets in, or derives at least 50% of its revenues from, emerging market countries.  The Fund typically maintains investments in at least six countries at all times.  The Fund may invest in companies of any size, including small- and mid-cap companies.

The Fund consists of two portions managed by different subadvisers.  NFA has selected Lazard Asset Management LLC (“Lazard”) and Standard Life Investments (Corporate Funds) Limited (“Standard Life”) to each manage the assets of a portion of the Fund.  The subadvisers have been chosen because they approach investing in emerging market securities in a different manner from each other.  In allocating assets to the subadvisers, NFA seeks to increase diversification among securities and investment styles in order to increase the potential for investment return and, at the same time, reduce risk and volatility.

The two portions are each managed as follows:

LAZARD – utilizes a flexible investment approach and engages in bottom-up, fundamental security analysis and selection.  Lazard may consider a security’s growth or value potential in managing its portion of the Fund.  Lazard may invest in securities of any market capitalization, although it typically invests in securities of companies with a market capitalization of $300 million or more.  The allocation of this portion’s assets among countries and regions may vary from time to time based on Lazard’s judgment and analysis of market conditions.

Lazard uses a proprietary system for fundamental securities analysis, including models generated at the security, country and sector levels, and seeks to identify investment opportunities at any stage of a company’s development, from startup to maturity.  Lazard evaluates potential investments with a screening process that focuses on change and may consider factors including market validation, quality, revisions and valuations.   Lazard may sell a security when its (1) target price is achieved, (2) risk analysis is unfavorable, (3) fundamental drivers deteriorate or the investment thesis is invalidated, or (4) there is a negative change in corporate strategy or corporate governance.

STANDARD LIFE – seeks to exploit opportunities that may be generated when its assessment of a company’s fundamentals is inconsistent with the market’s expectations.   Standard Life uses a bottom-up approach to stock selection and employs a style-agnostic investment philosophy.  Sector, regional and country allocations are a residual of the stock selection decisions.  Standard Life may sell a stock if it believes (1) the stock has reached a target price or no longer meets its valuation criteria; (2) the stock's risk parameters outweigh its return opportunity; (3) more attractive alternatives are identified; or (4) specific events alter a stock's prospects.

f.	The second paragraph under the heading “Principal Risks” on page 5 of the Prospectus is deleted in its entirety and replaced with the following:

In addition, the Fund is subject to COUNTRY RISK, EMERGING MARKETS RISK, EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, GROWTH STYLE RISK, LIQUIDITY RISK, MARKET AND SELECTION RISKS, MULTI-MANAGER RISK, SMALLER COMPANY RISK and VALUE STYLE RISK, each of which is described in the section “Risks of Investing in the Fund” beginning on page 6.

g.	The information under the heading “Key Terms” on page 5 of the Prospectus is supplemented with the following:

Bottom-up approach – a method of investing that involves selecting stocks of companies based on their individual attributes regardless of broader industry or economic factors.

Growth style – investing in equity securities of companies that a Fund’s subadviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

Value style – investing in equity securities that a Fund’s subadviser believes are undervalued, i.e., their stock prices are less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.  Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that a Fund’s subadviser believes to be temporary.

h.	The following supplements the information under the heading “Risks of Investing in the Funds” beginning on page 6 of the Prospectus:

Growth style risk – growth stocks are those issued by companies whose earnings the subadviser expects to grow consistently faster than those of other companies.  Growth investing involves buying stocks that have relatively high prices in relation to their earnings. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. During periods of growth stock underperformance, the Fund’s performance may suffer and underperform other equity funds that use different investing styles.

Multi-manager risk – while NFA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadviser.  It is possible that the security selection process of one subadviser will not complement that of the other subadviser.  As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Value style risk – value stocks are those that the subadviser believes to be trading at prices that do not reflect the issuing company’s intrinsic value.  Over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.  Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks.  In addition, a value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or than a stock judged to be undervalued may actually be appropriately priced.

i.	The second paragraph under the heading “Subadviser” on page 9 of the Prospectus is deleted in its entirety and replaced with the following:

Lazard Asset Management LLC (“LAZARD”), located at 30 Rockefeller Center, 55th Floor, New York, NY 10112, is subadviser to the Funds. Lazard is a Delaware limited liability company and is a wholly owned subsidiary of Lazard Frères & Co. LLC, a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. Interests of Lazard Group LLC are held by Lazard Ltd., which is a Bermuda corporation.  As of June 30, 2015, Lazard had $164.8 billion in assets under management.

STANDARD LIFE INVESTMENTS (CORPORATE FUNDS) LIMITED (“STANDARD LIFE”), located at One Beacon Street, 34th Floor, Boston, MA 02108-3106, is subadviser to the Funds.  Standard Life Investments Limited was established in 1998 and is a wholly owned subsidiary of Standard Life Investments (Holdings) Limited, which in turn is a wholly owned subsidiary of Standard Life plc.  Standard Life plc is an insurance company and financial services firm based in Edinburgh, Scotland.  Standard Life is a leading global asset management company with $393.1 billion in assets under management as of June 30, 2015.

j.	The information under the heading “Portfolio Management” on page 9 of the Prospectus is deleted in its entirety and replaced with the following:

Lazard

The Lazard portion of the Fund is managed by Stephen Russell, CFA, Thomas Boyle, and Paul Rogers, CFA.

Mr. Russell is a Portfolio Manager/Analyst on the Emerging Markets Core Equity and Latin American Equity teams, focusing primarily on emerging markets investments within Asia. Mr. Russell started working in the investment field in 1997. Prior to joining Lazard in 2011, Mr. Russell was a Portfolio Manager for Deutsche Asset Management's Emerging Markets and Latin America Equity institutional and retail strategies. Before joining Deutsche Asset Management in 2001, Mr. Russell was an Analyst at Soros Fund Management's Quantum Emerging Market Growth Fund and at Robert Fleming Inc.'s Latin America Research Group. Mr. Russell has a B.S. in Foreign Service and International Economics from Georgetown University.

Mr. Boyle is a Portfolio Manager/Analyst on the Emerging Markets Core Equity and Latin American Equity teams, focusing primarily on emerging markets investments within Latin America. He started working in the investment field in 1997. Prior to joining Lazard in 2010, Mr. Boyle spent 11 years with Deutsche Asset Management providing expertise in the areas of bottom-up research, portfolio construction and client service for their Emerging Markets and Latin America Equity institutional and retail strategies. Mr. Boyle has an M.Fin from Brandeis University and a B.A. from the University of Massachusetts at Amherst.

Mr. Rogers is a Portfolio Manager/Analyst on the Emerging Markets Core Equity and Latin American Equity teams, focusing primarily on emerging markets investments within Latin America. Mr. Rogers began his career at Chemical Bank in 1985. Prior to joining Lazard in 2011, Mr. Rogers served as the Managing Director of Emerging Markets Research at Fidelity Management & Research Company. Before that, Mr. Rogers spent 14 years at Deutsche Asset Management where he was at first an Analyst and later a Portfolio Manager on the Scudder Latin America Fund, the Brazil Fund, the Scudder Latin America UK Trust, the Argentina Fund and a number of institutional accounts. Mr. Rogers has an MBA in Finance from New York University and a B.A. in Political Science from the University of Vermont.

Standard Life

The Standard Life portion of the Fund is managed by Alistair Way.

Mr. Way, Head of Asia and GEM Equities, joined Standard Life in 2007.  Mr. Way is responsible for the management of the Asia and GEM Equity Team, and Asia and GEM investment performance.  Mr. Way also manages the GEM Equity Funds and a segregated GEM Equity mandate.  Mr. Way has 22 years of industry experience and holds a B.A. in Economics from Cambridge University, IIMR.

3.  Shareholders of the Fund will receive an Information Statement in the near future, as required under the Trust’s Manager of Managers Exemptive Order, with more detailed information about Lazard and Standard Life.

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